Stockholders’ Equity/(Deficit) (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 19, 2024	Mar. 14, 2024	Jul. 24, 2023	Jul. 31, 2023	Mar. 31, 2024	Dec. 31, 2023	May 19, 2024	Feb. 01, 2024	Dec. 31, 2022		Dec. 31, 2021
Class of Stock [Line Items]
Common stock, voting rights					common stock are entitled to one vote for each share	common stock are entitled to one vote for each share of common stock
Preferred stock, shares authorized					5,000,000	5,000,000
Preferred Stock, Par or Stated Value Per Share					$ 0.0001	$ 0.0001
Preferred Stock, Shares Outstanding					0	0
Temporary Equity, Shares Authorized					4,918,000	5,035,210			5,040,274
Temporary Equity, Par or Stated Value Per Share
Conversion of Stock, Shares Converted					0.97682654
Conversion of stock, shares converted					5,913,277
Common stock, shares authorized					40,000,000	15,000,000			15,000,000
Common stock, par value					$ 0.0001	$ 0.01			$ 0.01
Common stock, shares outstanding					8,413,889	2,467,434			2,218,500
Class of Warrant or Right, Outstanding						117,903
Other Additional Capital						$ 10,100,000
Warrant to purchase share of common stock						53,980
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 20.00			$ 20.00		$ 20.00
Stockholders' Equity, Reverse Stock Split		1 for 35.17
Common stock, shares issued					8,414,000	2,467,434			2,218,500
Agex Therapeutics Inc [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						5,000,000			5,000,000
Preferred Stock, Par or Stated Value Per Share						$ 0.0001			$ 0.0001
Common stock, shares authorized						200,000,000			200,000,000
Common stock, par value						$ 0.0001			$ 0.0001
Common stock, shares outstanding						1,079,000			1,079,000
Class of Warrant or Right, Outstanding						[1]			12,924	[1]
Warrant to purchase share of common stock						53,980
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 13.93
Preferred stock voting rights						(i) creation of any Preferred Stock ranking as senior stock to the series with respect to liquidation preferences; (ii) repurchase of any shares of common stock or other junior stock except shares issued pursuant to or in connection with a compensation or incentive plan or agreement approved by the Board of Directors for any officers, directors, employees or consultants of AgeX; (iii) any sale, conveyance, or other disposition of all or substantially all AgeX’s property or business, or any liquidation or dissolution of AgeX, or a merger into or consolidation with any other corporation (other than a wholly-owned subsidiary corporation) but only to the extent that the Delaware General Corporation Law requires that such transaction be approved by each class or series of Preferred Stock; (iv) any adverse change in the powers, preferences and rights of, and the qualifications, limitations or restrictions on, the series of Preferred Stock; or (v) any amendment of AgeX’s Certificate of Incorporation or Bylaws that results in any adverse change in the powers, preferences and rights of, and the qualifications, limitations or restrictions on, the series of Preferred Stock. However, the terms of the Preferred Stock do not restrict or limit the rights and powers of the Board of Directors to fix by resolution the rights, preferences, and privileges of, and restrictions and limitations on, stock ranking as parity stock or junior stock to a series of Preferred Stock.
Common stock, shares issued						1,079,000			1,079,000
Juvenescence Limited [Member]
Class of Stock [Line Items]
Extinguishment of debt				$ 36,000,000
Juvenescence Limited [Member] | Agex Therapeutics Inc [Member]
Class of Stock [Line Items]
Extinguishment of debt			$ 36,000,000	$ 36,000,000
Juvenescence [Member]
Class of Stock [Line Items]
Warrant to purchase share of common stock						294,482
Juvenescence [Member] | Agex Therapeutics Inc [Member]
Class of Stock [Line Items]
Warrant to purchase share of common stock						294,482
Line of credit facility						$ 2,500,000
Juvenescence [Member] | Agex Therapeutics Inc [Member] | Issuance and Sale of Warrants [Member]
Class of Stock [Line Items]
Warrant to purchase share of common stock						53,980
Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding					129,593
Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.7751
Stockholders' Equity, Reverse Stock Split		1 for 35.17.
Warrants [Member] | Minimum [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 20.75
Class of Warrant or Right, Date from which Warrants or Rights Exercisable					Jun. 05, 2025
Warrants [Member] | Maximum [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 25.01
Class of Warrant or Right, Date from which Warrants or Rights Exercisable					Apr. 03, 2026
Assumed Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding					473,681
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 20.47
Common Stock [Member] | Agex Therapeutics Inc [Member]
Class of Stock [Line Items]
Common stock, shares outstanding						1,079,080			1,079,022
Common stock, shares issued						1,079,080			1,079,022
Subsequent Event [Member] | Agex Therapeutics Inc [Member]
Class of Stock [Line Items]
Warrant or Right, Reason for Issuance, Description	AgeX issued to each holder of AgeX common stock as of the dividend record date, March 18, 2024, three warrants (“Post-Merger Warrants”) for each five shares of AgeX common stock held by such stockholder. Each Post-Merger Warrant will be exercisable for one unit of AgeX (“AgeX Unit”) at a price equal to $13.20 per unit and will expire on July 31, 2025. Each AgeX Unit will consist of (i) one share of AgeX common stock and (ii) one warrant (“Incentive Warrant”). Each Incentive Warrant will be exercisable for one share of AgeX common stock at a price equal to $18.00 per warrant and will expire on the four-year anniversary of the closing date of the Merger
Other Additional Capital					$ 15,000,000
Stockholders' Equity, Reverse Stock Split		1 for 35.17
Subsequent Event [Member] | Agex Therapeutics Inc [Member] | Exchange Agreement [Member]
Class of Stock [Line Items]
Conversion of stock, shares converted								1,421,666
Subsequent Event [Member] | Juvenescence Limited [Member] | Agex Therapeutics Inc [Member]
Class of Stock [Line Items]
Conversion of stock, shares converted								1,421,666
Common stock, shares issued		1,889,323
Post Merger Warrants [Member]
Class of Stock [Line Items]
Warrant or Right, Reason for Issuance, Description	the Company issued to each holder of AgeX common stock as of the dividend record date, March 18, 2024, three warrants (“Post-Merger Warrants”) for each five shares of AgeX common stock held by such stockholder. Each Post-Merger Warrant will be exercisable for one “Unit” at a price equal to $13.20 per Unit and will expire on July 31, 2025. Each Unit will consist of (i) one share of Company common stock and (ii) one warrant (“Incentive Warrant”). Each Incentive Warrant will be exercisable for one share of Company common stock at a price equal to $18.00 per warrant and will expire on the four-year anniversary of the closing date of the Merger.
Other Additional Capital					$ 15,000,000
Warrant to purchase share of common stock					1,133,593
Post Merger Warrants [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding							1,500,284
Revision of Prior Period, Adjustment [Member]
Class of Stock [Line Items]
Common stock, shares authorized					40,000,000	40,000,000
Common stock, shares outstanding						2,410,255
Common stock, shares issued						2,410,000
Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						10,000,000			10,000,000
Preferred Stock, Par or Stated Value Per Share						$ 0.01			$ 0.01
Temporary Equity, Shares Authorized					10,000,000	10,000,000			10,000,000
Temporary Equity, Par or Stated Value Per Share					$ 0.01	$ 0.01			$ 0.01
Conversion of Stock, Shares Converted						0.97682654
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Temporary Equity, Shares Authorized					391,000	400,000			400,000
Temporary Equity, Par or Stated Value Per Share					$ 5.12	$ 5.00			$ 5.00
Series A Preferred Stock [Member] | Agex Therapeutics Inc [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share						$ 100			$ 100
Preferred Stock, Shares Outstanding						212,000
Series A Preferred Stock [Member] | Juvenescence Limited [Member] | Agex Therapeutics Inc [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			211,600
Series B Preferred Stock [Member] | Agex Therapeutics Inc [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share						$ 100			$ 100
Preferred Stock, Shares Outstanding						148,000
Subscriptions price			$ 100,000
Preferred stock closing price			$ 0.72
Series B Preferred Stock [Member] | Juvenescence Limited [Member] | Agex Therapeutics Inc [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			148,400

[1]	Number of warrants issuable, as applicable, (a) if the amount of credit available was drawn for measurement as of the applicable inception date, or (b) subsequently for remeasurement as of each period end date.